Segment Reporting - Disclosure of Detailed Information about EBITDA for Each Segment (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 785,101	S/ (93,581)	S/ 579,218
Parent company operations [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	216,666	(1,026,394)	(35,591)
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	(140,915)	427,783	34,565
Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	194,334	106,106	220,137
Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	300,935	237,752	272,230
Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	177,285	121,421	52,794
Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
EBITDA	S/ 36,796	S/ 39,751	S/ 35,083